INCOME TAXES (Summary of Components of Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Deferred revenue and customer advances, net	$ 27	$ 663
Prepaid expense	28
Net operating loss carryforward	164,512	165,408
Tax credit carryforwards	32,958	60,807
Writedown/amortization of intangible assets and goodwill	241	1,421
Fixed assets	3,500	3,448
Demo equipment income	4,439	4,415
Other	14,205	13,230
Total Deferred Tax Assets	219,910	249,392
Deferred Tax Liabilities
Prepaid expense		(29)
Allowance and reserves	(10,671)	(9,689)
Accrued warranties	(302)	(330)
Total Deferred Tax Liabilities	(10,973)	(10,048)
Total Net Deferred Tax Assets	208,937	239,344
Less: Valuation Allowance	(206,630)	(236,332)
Total Net Deferred Tax Assets	$ 2,307	$ 3,012